Revenue (Detail Textuals) ¥ in Millions				3 Months Ended		12 Months Ended
	Mar. 14, 2019 USD ($) Token	Oct. 08, 2016 USD ($) Token	Oct. 08, 2016 CNY (¥) Token	Mar. 31, 2019 USD ($) Percent	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disaggregation of Revenue [Line Items]
Majority of revenue percentage						100.00%	99.50%
Revenue				$ 26,945,564	$ 185,933,821	$ 377,742,872	$ 144,352,840	[1]
Deferred revenue				14,100,000
Development service
Disaggregation of Revenue [Line Items]
Revenue				$ 26,600,000
GTD
Disaggregation of Revenue [Line Items]
Assets sold under agreements carrying amount	$ 20,400,000
Number of GTB tokens exchanged for disposal of assets | Token	1,250,000
GTD | Digital asset management services
Disaggregation of Revenue [Line Items]
Number of GTB tokens exchanged for disposal of assets | Token	7,083,333
Percentage of marketing and business development management services	0.25%
Assets sold under agreements fair value	$ 40,700,000
Percentage of discount to fixed contract price	76.00%
GTD | Digital asset management services | Expected term
Disaggregation of Revenue [Line Items]
Derivative asset liability net term				3 years
GTD | Digital asset management services | Volatility
Disaggregation of Revenue [Line Items]
Derivative asset (liability) net, measurement input | Percent				155
GTD | Digital asset management services | Dividend yield
Disaggregation of Revenue [Line Items]
Derivative asset (liability) net, measurement input | Percent				0
GTD | Digital asset management services | Risk free interest rate
Disaggregation of Revenue [Line Items]
Derivative asset (liability) net, measurement input | Percent				2.25
Legacy YOD | Major Customers | Yanhua Agreement
Disaggregation of Revenue [Line Items]
Minimal guarantee fee		$ 2,000,000	¥ 13.0
Number of installments | Token		2	2
Amount recognized as revenue of the first installment | ¥			¥ 6.5
Second installments of agreement to be paid in three months from the date when the first installment | ¥			¥ 6.5
Wecast Services | Digital asset management services
Disaggregation of Revenue [Line Items]
Revenue				$ 26,600,000	$ 0

[1]	The above consolidated statements of operations include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")